Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in and reclassifications out of AOCI, net of tax, for the twelve months ended December 31, 2013 were as follows (in thousands):

	Currency Translation Adjustment	Unrealized Gain (loss) on Marketable Securities	Minimum Pension Liability Adjustment	Total
Balance December 31, 2012	$18,991	$3,213	$330	$22,534
Other comprehensive (loss) income, net of tax before reclassification	(1,381)	1,543	14	176
Reclassification to Other (Income) Expense, net: Gain on equity securities, net of tax	—	(4,757)	—	(4,757)
Balance December 31, 2013	$17,610	$(1)	$344	$17,953